FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities remeasured at fair value as of December 31, 2024 and December 31, 2023.

		Fair Value Measurements as of December 31, 2024 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$7,553	$—	$7,553
	Accrued liabilities	—	(2,181)	—	(2,181)
Bunker fuel hedges:	Accrued liabilities	—	(7)	—	(7)
Interest rate swap contracts:
	Other receivables, net	—	278	—	278
	Other assets	—	24,036	—	24,036
Rabbi Trust investments:
	Short-term investments	—	—	6,019	6,019
	Long-term investments	—	—	14,630	14,630
Contingent consideration:
	Contingent consideration	—	—	(3,399)	(3,399)
	Contingent consideration, less current portion	—	—	(4,007)	(4,007)
Total		$—	$29,679	$13,243	$42,922

		Fair Value Measurements as of December 31, 2023 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$1,889	$—	$1,889
	Accrued liabilities	—	(6,875)	—	(6,875)
Bunker fuel hedges:	Accrued liabilities	—	(129)	—	(129)
Interest rate swap contracts:
	Other receivables, net	—	7,304	—	7,304
	Other assets	—	29,868	—	29,868
Rabbi Trust investments:
	Short-term investments	—	—	5,899	5,899
	Long-term investments	—	—	15,970	15,970
Contingent consideration:
	Contingent consideration	—	—	(1,788)	(1,788)
	Contingent consideration, less current portion	—	—	(7,327)	(7,327)
Total		$—	$32,057	$12,754	$44,811

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 investments, excluding contingent consideration and pension assets, for the years ended December 31, 2024 and December 31, 2023:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$21,865
Net realized and unrealized losses recognized in earnings	1,872
Plan contributions	1,153
Plan distributions	(3,021)
Balance as of December 31, 2023	21,869
Net realized gains and unrealized losses recognized in earnings*	1,219
Plan contributions	262
Plan distributions	(2,701)
Balance as of December 31, 2024	$20,649
* Net amount comprised realized gains of $1.3 million and unrealized losses of $0.1 million recorded in other income, net, in the consolidated statements of operations.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 contingent consideration for the years ended December 31, 2024 and December 31, 2023:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$(6,813)
Additions	(3,854)
Payments	1,662
Remeasurement gain	91
Foreign exchange impact	(201)
Balance as of December 31, 2023	(9,115)
Additions	(497)
Payments	1,567
Remeasurement gain	152
Foreign exchange impact	487
Balance as of December 31, 2024	$(7,406)

Fair Value, Liabilities Measured on Recurring Basis
The carrying value, net of debt issuance costs, and gross estimated fair value of these term loans based on Level 2 inputs in the fair value hierarchy are summarized below:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Carrying value, net of unamortized debt issuance costs	$694,362	$796,857
Unamortized debt issuance costs	9,338	14,118
Gross carrying value	$703,700	$810,975

Estimated fair value	$702,820	$809,961